Transactions with Related Parties - Balance Sheets (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Due from related parties
Due from related parties	$ 1,153	$ 242
Due to related parties
Due to related parties	3,184	1,426
Oceanbulk Maritime and its affiliates [Member]
Due from related parties
Due from related parties	83	133
Interchart [Member]
Due from related parties
Due from related parties	3	3
AOM [Member]
Due from related parties
Due from related parties	0	52
Starocean [Member]
Due from related parties
Due from related parties	34	34
Augustea Technoservices Ltd. and affiliates [Member]
Due from related parties
Due from related parties	1,033	0
Due to related parties
Due to related parties	0	877
Product Shipping and Trading S.A. [Member]
Due from related parties
Due from related parties	0	20
Combine Marine Ltd. [Member]
Due to related parties
Due to related parties	0	18
Management and Directors Fees [Member]
Due to related parties
Due to related parties	52	159
Hartree Marine Fuels LLC [Member]
Due to related parties
Due to related parties	284	0
Iblea Ship Management Limited [Member]
Due to related parties
Due to related parties	$ 2,848	$ 372